Document and Entity Information (USD $)	12 Months Ended
	Nov. 30, 2012	Jan. 10, 2013	Nov. 30, 2011
Document And Entity Information
Entity Registrant Name	PEPTIDE TECHNOLOGIES, INC.
Entity Central Index Key	0001357878
Document Type	10-K
Document Period End Date	Nov 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 0
Entity Common Stock, Shares Outstanding		149,078,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Nov. 30, 2012	Nov. 30, 2011
Current assets
Cash and cash equivalents	$ 7,780	$ 1,656
Prepaid expense	3,494	127
Total current assets	11,274	1,783
Website (net of accumulated amortization of $833) (Note 3)	9,167
Intangible assets and intellectual property (Note 7)	45,000	75,000
TOTAL ASSETS	65,441	76,783
Current liabilities
Accounts payable and accrued liabilities (Note 4)	730,717	138,910
Notes payable and accrued interest (Note 5)	84,380	60,213
Total current liabilities	815,097	199,123
STOCKHOLDERS’ (DEFICIENCY)
Authorized: 675,000,000 common shares, par value $0.001 Issued and outstanding: 149,078,000 and 171,023,000 at November 30, 2012 and November 30, 2011, respectively.	149,078	171,023
Additional paid-in capital	105,324	50,265
Accumulated other comprehensive income		694
Accumulated deficit	(105,837)	(105,837)
Accumulated deficit during development stage	(898,221)	(238,485)
Total stockholders’ deficit	(749,656)	(122,340)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 65,441	$ 76,783

Balance Sheets (Parenthetical) (USD $)	Nov. 30, 2012	Nov. 30, 2011
Statement of Financial Position [Abstract]
Authorized: Common shares	675,000,000	675,000,000
Authorized: per share per value	$ 0.001	$ 0.001
Common shares issued	149,078,000	171,023,000
Common shares outstanding	149,078,000	171,023,000

STATEMENTS OF LOSS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended		29 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Income Statement [Abstract]
Revenue
Expenses
Consulting	145,000	105,975	250,975
Salaries and bonus (Note 4)	447,000		447,000
Office and administration	16,226	4,169	22,675
Professional fees	46,759	42,755	113,573
Supplies and materials		59,130	59,130
Net Expenses	654,985	212,029	893,353
Net loss before other items	(654,985)	(212,029)	(893,353)
Other items
Foreign exchange loss	(1,494)		(1,494)
Interest expense (Note 5)	(3,257)	(117)	(3,374)
Net Other Item	(4,751)	(117)	(4,868)
Net loss for the period	(659,736)	(212,146)	(898,221)
Other comprehensive income (loss)
Foreign currency translation adjustment	(694)	361	(333)
Comprehensive loss for the period	(660,430)	(211,785)	(898,554)
Loss per share - basic and diluted	0	0
Weighted average number of shares outstanding	$ 143,453,042	$ 116,344,800

Statements of Cash Flows (USD $)	12 Months Ended		29 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Cash Flows from Operating Activities
Net loss	$ (659,736)	$ (212,146)	$ (898,221)
Accrued interest	3,257	117	3,374
Depreciation and amortization	833		833
Stock compensation for services	8,000		8,000
Changes in operating assets and liabilities:
Prepaid expenses	(3,367)	73	(784)
Accounts payable and accrued liabilities	591,807	125,777	729,967
Net Cash Used in Operating Activities	(59,206)	(86,296)	(156,831)
Cash Flows Used in Investing Activities
Purchase of website	(10,000)		(10,000)
Net Cash Used in Investing Activities	(10,000)		(10,000)
Cash Flows From Financing Activities
Issuance of common shares for cash	55,114	23,000	78,114
Increase in notes payable	20,910	44,096	65,006
Contribution by related party		14,288	27,288
Net Cash Provided by Financing Activities	76,024	81,384	170,408
Increase (Decrease) in Cash during the Period	6,818	(4,795)	3,577
Effect of Exchange Rate Changes on Cash	(694)	361	(333)
Cash, Beginning Of Period	1,656	6,090	4,536
Cash, End Of Period	7,780	1,656	7,780
Cash paid for:
Interest
Income taxes

STATEMENT OF CHANGES IN STOCKHOLDERS'(DEFICIT) (USD $)	CAPITAL STOCK SHARES	CAPITAL STOCK AMOUNT	ADDITIONAL PAID-IN CAPITAL	ACCUMULATED DEFICIT	ACCUMULATED DEFICIT DURING DEVELOPMENT STAGE	ACCUMULATED COMPREHENSIVE INCOME (LOSS)	Total
November 30, 2010 Balance at Nov. 30, 2010	96,000,000	96,000	13,000	(105,837)	(26,339)	333	(22,843)
Common shares issued for property (Note 8)	$ 75,000,000	$ 75,000					$ 75,000
Common shares issued for cash (Note 8)	23,000	23	22,977				23,000
Contribution by related party (Note 6)			14,288				14,288
Foreign currency translation adjustment						361	361
Net loss for the year ended November 30, 2011					(212,146)		(212,146)
November 30, 2011Balance	171,023,000	171,023	50,265	(105,837)	(238,485)	694	(122,340)
Common shares issued for cash (Note 8)	55,000	55	55,059				55,114
Common shares cancelled	(30,000,000)	(30,000)					(30,000)
Common shares issued for related party services (Notes 6 and 8)	5,000,000	5,000					5,000
Common shares issued for contractor services (Note 8)	3,000,000	3,000					3,000
Foreign currency translation adjustment						(694)	(694)
Net loss for the year					$ (659,736)		$ (659,736)
November 30, 2012 Balance at Nov. 30, 2012	149,078,000	149,078	105,324	(105,837)	(898,221)		(749,656)

NATURE AND CONTINUENCE OF OPERATIONS	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
NATURE AND CONTINUENCE OF OPERATIONS

1.	NATURE AND CONTINUENCE OF OPERATIONS

a)        Organization

PEPTIDE TECHNOLOGIES, INC. (the “Company”) was incorporated in the State of Nevada, United States of America, on November 18, 2005. On July 29, 2010, the Company’s name was changed from Online Originals, Inc. to CREEnergy Corporation. Effective October 12, 2011, the Company’s name was changed from CREEnergy Corporation to Peptide Technologies, Inc. The Company’s year-end is November 30.

b)        Nature of Operations and Change in Business

Since the date of inception on November 18, 2005, the Company’s business plan was to develop a membership-based website art gallery/auction house specifically focused on displaying and selling original artwork. The Company changed its status from a development stage company to an operating company on November 30, 2009. Management realized that the results of operations from the sale of artwork lacks luster and decided to change the Company’s business focus and plan for other strategic opportunities and discontinued the sale of artwork with effect from June 25, 2010. Effective June 26, 2010, the Company became a development stage company focusing on a new business.

On August 23, 2011, the Company entered into an Asset Purchase Agreement in which the Company, in exchange for 75,000,000 shares of the Company’s restricted common stock, will receive all rights and title to proprietary technologies and formulas involving the application of specialty Peptide. The Company has changed its business focus to the manufacturing and distribution of natural peptide solutions to combat the economic burden caused by the zebra and quagga mussels to the hydropower electricity industry,

c)        Basis of Presentation and Going Concern

The accompanying interim financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America, which contemplates the continuation of the Company as a going concern. However, the Company has negative working capital at August 31, 2012 and has total losses to date of approximately $1,004,058. The Company requires additional funding to meet its ongoing obligations and anticipated ongoing operating losses. The ability of the Company to continue as a going concern is dependent on raising capital to fund its initial business plan and ultimately to attain profitable operations. Accordingly, these factors raise substantial doubt as to the Company’s ability to continue as a going concern. The Company intends to continue to fund its business by way of private placements and advances from shareholders as may be required.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Nov. 30, 2012
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

2.	SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies is presented to assist in understanding the Company’s financial statements. The financial statements and notes are representations of management who is responsible for their integrity and objectivity. These accounting policies conform to generally accepted accounting principles in the U.S. and have been consistently applied in the preparation of the financial statements. The financial statements are stated in U.S. dollars.

a)         Organizational and Start-up Costs

Costs of start-up activities, including organizational costs, are expensed as incurred in accordance with Accounting Standards Codification (“ASC”) 720-15, “Start-Up Costs”.

b)         Development-Stage Company

On or around June 25, 2010, the Company abandoned its previous business of sale of original artwork and re-entered the development stage with its intended new business, which currently has no revenues.  Management expects to sustain losses from operations until such time it can generate sufficient revenues to meet its anticipated cost structure. The Company is considered a development-stage company in accordance with the ASC 915, “Accounting and Reporting by Development-Stage Enterprises”. A development-stage enterprise is one in which planned principal operations have not commenced or if its operations have commenced, there has been no significant revenues there from.

c)         Income Taxes

The Company adopted the ASC 740, “Accounting for Income Taxes”. ASC 740 requires the use of the asset and liability method of accounting of income taxes. Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized.

d)         Basic and Diluted Earnings (Loss) per Share

In accordance with ASC 260, “Earnings per Share”, the basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Diluted earnings per share are not shown for periods in which the Company incurs a loss because it would be anti-dilutive. At November 30, 2012, the Company had no stock equivalents that were anti-dilutive and excluded in the earnings per share computation.

e)         Estimated Fair Value of Financial Instruments

The carrying value of the Company’s financial instruments, consisting of cash, accounts payable, and notes payable approximate their fair value due to the short-term maturity of these instruments. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest or currency risks arising from these financial statements.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. At November 30, 2012, approximately $938 of cash or cash equivalents was not insured by agencies of the U.S. Government.

f)          Foreign Currency Translations

The financial statements are presented in U.S. dollars. In accordance with ASC 830 “Foreign Currency Matters”, foreign denominated monetary assets and liabilities are translated to their U.S. dollar equivalents using foreign exchange rates which prevailed at the balance sheet date. Revenue and expenses are translated at average rates of exchange during the period. Related translation adjustments are reported as a separate component of stockholders’ equity, whereas gains or losses resulting from foreign currency transactions are included in results of operations.

g)         Comprehensive Income (Loss)

The Company adopted ASC 220, "Reporting Comprehensive Income". ASC 220 requires that the components and total amounts of comprehensive income be displayed in the financial statements beginning in 1998. Comprehensive income includes net income and all changes in equity during a period that arises from non-owner sources, such as foreign currency items and unrealized gains and losses on certain investments in equity securities.

h)         Use of Estimates

The preparation of the Company’s financial statements are in conformity with generally accepted accounting principles which requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

i)           Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of three months or less.

j)           Recent Accounting Pronouncements

In July 2012, he Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2012-02, “Intangibles – Goodwill and Other”. This update presents an entity with the option to first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, “Intangibles – Goodwill and Other – General Intangibles Other than Goodwill”. The more-likely-than-not threshold is defined as having a likelihood of more than fifty percent. ASU No. 2012-02 will be effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The adoption of this update will not have a material effect on the Company’s financial statements.

In December 2011, FASB issued ASU No. 2011-12, “Comprehensive Income”. This update amends certain pending paragraphs in ASU No. 2011-05 “Presentation of Comprehensive Income”, to effectively defer only those changes that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income for annual and interim financial statements for public, private, and non-profit entities. ASU No. 2011-12 will be effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. As ASU No. 2011-12 relates only to the presentation of comprehensive income, adoption of this update will not have a material effect on the Company’s financial statements.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles – Goodwill and Other” which allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. ASU No. 2011-08 will be effective for annual and interim impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The adoption of this update will not have a material effect on the Company’s financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income”. This update presents an entity with the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU No. 2011-05 will be effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. As ASU No. 2011-05 relates only to the presentation of Comprehensive Income, adoption of this update will not have a material effect on the Company’s financial statements.

k)         Reclassifications

Certain comparative figures have been reclassified in order to conform to the current year’s financial statement presentation with no effect on earnings.

l)           Other

The Company consists of one reportable business segment.

The Company paid no dividends during the periods presented.

WEBSITE	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
WEBSITE

3.       WEBSITE

The Company purchased a website during October 2012 for $10,000. This website has a useful life of three(3) years, and the cost is being amortized over the life of the asset. As of November 30, 2012, accumulated amortization was $833.

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

4.       ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As of November 30, 2012	As of November 30, 2011
Accounts Payable	$29,217	$29,847
Accrued Liabilities	254,500	109,063
Accrued Payroll and Payroll Taxes	147,000	-
Accrued Bonus	300,000	-
Total Accounts Payable and Accrued Liabilities	$730,717	$138,910

Accounts payable and accrued liabilities are non-interest bearing, unsecured and have settlement dates within one year.

During the year ended November 30, 2012, the Board approved salaries for the Company’s three(3) officers. Effective September 1, 2012, monthly salaries of $25,000 and $20,000 started to be accrued for the CEO and CFO, respectively. Effective November 1, 2012, a monthly salary of $6,000 started to be accrued for the Vice President of Operations & Communication. Total wages as of November 30, 2012 was $141,000. Total accrued payroll taxes as of November 30, 2012 are $6,000.

Effective October 1, 2012, the Board approved a $300,000 bonus for the CEO to recognize the CEO’s contributions toward the Company’s successful start-up. This bonus was earned in-full and accrued for as of November 30, 2012.

NOTES PAYABLE AND ACCRUED INTEREST	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
NOTES PAYABLE AND ACCRUED INTEREST

5.       NOTES PAYABLE AND ACCRUED INTEREST

	November 30, 2012	November 30, 2011
During the year ended November 30, 2010, Fotoview Inc. (“Fotoview”) issued a loan of $16,000 to a former director of the Company to purchase 4,000,000 restricted common shares of the Company. Upon the director’s resignation, the 4,000,000 common shares were cancelled and the Company assumed the loan payable to Fotoview. The loan is unsecured, bears no interest, and has no fixed terms of repayment.	$16,000	$16,000

On September 21, 2011, PSI Services (“PSI”) issued a loan of $500 to the Company. The loan is unsecured, bears no interest, and has not fixed terms of repayment.	500	500

On November 13, 2011, PSI issued a loan of CAD$45,000 to the Company. The loan is unsecured and bears interest at a rate of 6% per annum. Principal and accrued interest is due November 13, 2013. The loan payable to PSI as at November 30, 2012 consists of principal and accrued interest of USD$44,650 (2011 - $USD$43,596) and USD$2,815 (2011 – USD$117), respectively.	47,465	43,713

On June 1, 2012, PSI issued a loan of CAD$20,000 to the Company. The loan is unsecured and bears interest at a rate of 6% per annum. Principal and accrued interest is due on May 31, 2013. The loan payable to PSI as at November 30, 2012 consists of principal and accrued interest of USD$19,856 (2011 - $Nil) and USD$559 (2011 - $Nil), respectively.	20,415	-
Balance as of November 30, 2012	$84,380	$60,213

RELATED PARTY TRANSACTIONS	12 Months Ended
Nov. 30, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

6.       RELATED PARTY TRANSACTIONS

During the year ended November 30, 2012, a director and shareholder of the Company made cash contribution in the amount of $Nil (2011 – $14,288, Cumulative – $27,288).

During the year ended November 30, 2012, the Company issued 5,000,000 fully vested shares of the Company’s restricted common stock at a par value of $0.001 per share to a director of the Company for consulting services rendered (Notes 8 and 11).

During the year ended November 30, 2012, the Company accrued salaries and benefits of $441,000 to officers of the Company (2011 - $Nil) (Note 4).

INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY

7.       INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY

On August 23, 2011, the Company entered into an agreement (the “Asset Purchase Agreement”) with unrelated parties that subsequently became directors of the Company to acquire intangible assets and intellectual property known as the Peptide Technology Platforms (the “Platforms”) in exchange for 75,000,000 common shares of the Company (issued on August 23, 2011) (Notes 8 and 11).

On December 14, 2011 the Company entered into an amended agreement amending the Asset Purchase Agreement dated August 23, 2011 (the “Amended Asset Purchase Agreement”) and, as a result, a total of 30,000,000 common shares were returned to treasury and cancelled (Notes 8 and 11) in exchange for payment of half of one percent of all gross monies received by the Company from revenue produced from products derived from the use of all the formulae listed in the Assets Purchase Agreement. In addition, a monthly stipend of CAD $15,000 per month is to be paid commencing from receipt of monies from the first contract signed to purchase products derived from the use of the formulae for a period of five years from the date of the Amended Asset Purchase Agreement (Note 10). This transaction has been recorded as a reduction of intangible assets and intellectual property and a reduction in share capital equal to $30,000.

The Platforms includes but are not limited to the following:

                                 i.            Proteomic research platforms which include proprietary solid phase media side-chain protected peptide array synthesis;

                                ii.            Peptide libraries;

                              iii.            Combination design techniques;

                              iv.            Peptide molecule modifications;

                               v.            A proprietary genetic algorithm that designs peptides for goodness to fit to a target; and

                              vi.            Proprietary and patented application platforms, including a viral vector gene therapy and epitode-mapping based vaccine development.

CAPITAL STOCK	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
CAPITAL STOCK

8.       CAPITAL STOCK

Authorized

The Company’s authorized common stock consists of 675,000,000 shares of common stock with a par value of $0.001 per share. On August 10, 2010, the Company increased the number of authorized share capital from 75,000,000 shares of common stock to 675,000,000 shares of common stock with the same par value of $0.001 per share.

Issued and outstanding

On June 2, 2010, and effective August 10, 2010, the directors of the Company approved a forward split of the common stock of the Company on a basis of 30 new common shares for 1 old common share. As a result of the forward stock split, 208,800,000 additional shares were issued. Capital and additional paid-in capital have been adjusted accordingly. When adjusted retroactively, there was an $119,501 shortage of additional paid-in capital; thus an adjustment to accumulated deficit of $104,000 was recorded on May 20, 2010 (the date of issuance of 120,000,000 shares) and $15,501 to the beginning balance. The interim financial statements contained herein reflect the appropriate values for capital stock and accumulated deficit. Unless otherwise noted, all references in the accompanying interim financial statements to the number of common shares and per share amounts have been retroactively restated to reflect the forward stock split.

The total issued and outstanding capital stock is 149,078,000 common shares with a par value of $0.001 per common share. The Company’s common stock issuances to date are as follows:

o        On August 23, 2011, the Company issued 75,000,000 shares of its restricted common stock in exchange for intangible assets and intellectual property. On December 21, 2011 a total of 30,000,000 common shares were returned to treasury and cancelled (Notes 7 and 11).

o        During October and November 2011, 23,000 shares of the Company’s common stock were issued for cash proceeds of $23,000.

o        On January 5, 2012, 5,000 shares of the Company’s common stock were issued for cash proceeds of $4,936 (CAD $5,000).

o        On January 6, 2012, 5,000 shares of the Company’s common stock were issued for cash proceeds of $4,921 (CAD $5,000).

o        On January 15, 2012, 5,000 shares of the Company’s common stock were issued for cash proceeds of $4,884 (CAD $5,000).

o        On January 24, 2012, 5,000 shares of the Company’s common stock were issued for cash proceeds of $4,943 (CAD $5,000).

o        On April 20, 2012, 5,000 shares of the Company’s common stock were issued for cash proceeds of $5,041 (CAD $5,000).

o        On July 11, 2012, 5,000 shares of the Company’s common stock were issued for cash proceeds of $4,902 (CAD $5,000).

o        On August 31, 2012, the Company issued 5,000,000 fully vested shares of the Company’s restricted common stock at a par value of $0.001 per share to a director of the Company for consulting services rendered (Notes 6 and 11). As a result, the Company recorded stock compensation expense of $5,000 when the stock was issued.

o        On September 28, 2012, 5,000 shares of the Company’s common stock were issued for cash proceeds of $5,086 (CAD $5,000).

o        On October 15, 2012, 20,000 shares of the Company’s common stock were issued for cash proceeds of $20,402 (CAD $20,000).

o        On November 28, 2012, the Company issued 3,000,000 fully vested shares of the Company’s restricted common stock at a par value of $0.001 per share to a third party for technical services rendered. As a result, the Company recorded stock compensation expense of $3,000 when the stock was issued (Note 11).

NCOME TAXES	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
NCOME TAXES

9.       INCOME TAXES

The Company is subject to foreign and domestic income taxes. The Company has had no income, and therefore has paid no income tax.

Deferred income taxes arise from temporary timing differences in the recognition of income and expenses for financial reporting and tax purposes. The Company’s deferred tax assets consist entirely of the benefit from net operating loss (NOL) carry-forwards. The NOL carry forwards expire in various years through 2032. The Company’s deferred tax assets are offset by a valuation allowance due to the uncertainty of the realization of the NOL carry-forwards. NOL carry-forwards may be further limited by a change in company ownership and other provisions of the tax laws.

The Company’s deferred tax assets, valuation allowance, and change in valuation allowance are as follows:

Period Ending	Estimated NOL Carry-forward	NOL Expires	Estimated Tax Benefit from NOL	Valuation Allowance	Net Tax Benefit

November 30, 2010	116,675	2030	40,836	(40,836)	-
November 30, 2011	328,821	2031	115,087	(115,087)	-
November 30, 2012	980,558	2032	343,195	(343,195)	-

Income taxes at the statutory rate are reconciled to the Company’s actual income taxes as follows:

	2012	2011
Income tax benefit at statutory rate resulting from net operating loss carry forward	(35%)	(35%)
Deferred income tax valuation allowance	35%	35%
Actual tax rate	0%	0%

As at November 30, 2012, the Company is in arrears on filing its statutory corporate income tax returns and the amounts presented above are based on estimates. The actual losses available could differ from these estimates.

COMMITMENTS	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
COMMITMENTS

10.       COMMITMENTS

The Company is committed to paying half of one half percent of all gross monies received by the Company from revenue produced from products derived from the use of all the formula listed in the Assets Purchase Agreement. In addition a monthly stipend of CAD $15,000 per month is to be paid commencing from receipt of monies from the first contract signed to purchase products derived from the use of the formulae for a period of five years from the date of the Amended Asset Purchase Agreement (Note 7).

SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

11.       SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

On August 23, 2011, 75,000,000 shares of the Company’s restricted common stock, valued at $75,000, were issued in exchange for intangible assets and intellectual property. On December 21, 2011, 30,000,000 shares of the Company’s restricted common stock were returned to treasury and cancelled (Notes 7 and 8).

On August 31, 2012, the Company issued 5,000,000 fully vested shares of the Company’s restricted common stock at a par value of $0.001 per share to a director of the Company for consulting services rendered (Notes 6 and 8). As a result, the Company recorded stock compensation expense of $5,000 when the stock was issued.

On November 28, 2012, the Company issued 3,000,000 fully vested shares of the Company’s restricted common stock at a par value of $0.001 per share to a third party for technical services rendered. As a result, the Company recorded stock compensation expense of $3,000 when the stock was issued (Note 8).

CONTINGENCIES	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
CONTINGENCIES

12.       CONTINGENCIES

On November 22, 2010, the Company was served with a claim filed by a former director and officer of the Company. The claim alleges that the former director and officer of the Company suffered losses and damages as a result of the failure of the Company in providing him with corporate documents and implementing a change of the board of directors. The Company has retained legal counsel to address the claim. On December 8, 2010, the Company filed a Statement of Defense requesting that the claim be dismissed. In the opinion of management, this claim is without merit and the Company intends to defend this claim vigorously. As a loss is not deemed probable, no accruals have been made as of November 30, 2012.

SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

13.       SUBSEQUENT EVENTS

The following reportable events occurred during the year ended November 30, 2012 to the date the financial statements were available to be issued on February 14, 2013:

On December 11, 2012, the Company formerly engaged BB&T Capital Markets ("BB&TCM") to act as the Company's exclusive financial advisor and agent in connection with developing strategic alternatives for the Company regarding debt financings, licensing of intellectual properties developed by the Company, equity raises, sale of intellectual properties, or other capital markets transactions that may develop over the course of a 24 month agreement.

The Company is to pay BB&TCM an advisory fee of three percent of the face amount of the financial transactions advised upon during the course of the engagement, due and payable at closing of any contemplated transactions under the engagement.

Additionally, the Company is to defend, indemnify and hold BB&TCM, its parent company, subsidiaries and affiliates and its and their directors, officers, employees, agents and successors and assigns harmless from and against any losses, suits, actions, claims, damages, costs and or other liabilities which any indemnified person may incur as a result of acting on behalf of the Company in connection with this engagement